Document and Entity Information Document	May 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 06, 2026
Entity Registrant Name	Ziff Davis, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-25965
Entity Tax Identification Number	47-1053457
Entity Address, Address Line One	360 Park Ave S.,
Entity Address, Address Line Two	17th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	503-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ZD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001084048
Amendment Flag	false